Cover	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2026
Entity File Number	000-56225
Entity Registrant Name	VIREO GROWTH INC.
Entity Central Index Key	0001771706
Entity Tax Identification Number	82-3835655
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	207 South 9th Street
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	612
Local Phone Number	999-1606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false